N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2024

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Semi-Annual Report | January 31, 2024

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund” and collectively the “Funds”) for the semi-annual period ended January 31, 2024 (the “period”). The Funds’ portfolios and related financial statements are presented within for your review.

Economic Recap

During the period ended January 31, 2024, the Federal Open Market Committee (“FOMC” or “Committee”) in their January meeting decided to maintain the target range for the federal funds rate at 5-1/4 to 5-1/2%. The Committee noted recent indicators suggest that economic activity has been expanding at a solid pace. Job gains have moderated since early last year but remain strong, and the unemployment rate has remained low. Inflation has eased over the past year but remains elevated. In considering any adjustments to the target range for the federal funds rate, the Committee will carefully assess incoming data, the evolving outlook, and the balance of risks. The Committee does not expect it will be appropriate to reduce the target range until it has gained greater confidence that inflation is moving sustainably toward 2%. In addition, the Committee will continue reducing its holdings of Treasury securities and agency debt and agency mortgage-backed securities.

Municipal Bond Market Recap

Interest rates increased in the first half of the semi-annual period (bond prices decrease when rates rise). The selloff was due to multiple reasons. The market pricing in the “higher-for-longer” forecast of Federal Reserve policy being the main culprit. Also the resilient economy in the face of significant rate hikes over the past year and a half. Interest rates then decreased significantly in the second half of the semi-annual period. The dovish pivot in Fed language during the December FOMC meeting surprised markets and propelled municipal markets significantly higher (bond prices increase when rates fall). For the semi-annual period the municipal market finished up 2.70%. During the period, interest rates decreased throughout most the curve. Intermediate (i.e. 11-20 year) bonds outperformed, the shorter (i.e. 1-10) and longer (i.e. 21-30 year) portions of the curve. Issuance for the period came in at $175.0 billion nationally, a 27.5% increase from same period last year. The 10-year muni/Treasury yield ratio ended the period at 60.1% down from 65.1% on July 31, 2023.

Fund Performance

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of 2.54%*, 3.34%*, 2.10%*, 2.57%*, 2.14%*, and 2.42%* for Class A shares and 2.77%*, 3.58%*, 2.23%*, 2.80%*, 2.27%*, and 2.66%* for Class I shares respectively during the semi-annual period ended January 31, 2024. This compares to the Bloomberg Barclays Capital Municipal Index’s return of 2.70%. This compares to the Morningstar Muni Single State Intermediate Category which returned 2.43% for the period. Three of the Funds outperformed the index and three underperformed the index due to having a higher duration, and lower duration respectively to the index over the period. The duration (measure of sensitivity of bond price to interest rate changes) of each Fund will be affected by the percent of cash the Fund is holding at any given time, as while as by the timing of any purchases or sales. Additionally, the index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have negative impact on returns.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $609,350 ($731,200 for married filing jointly) in 2024 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 3.96% as of January 31, 2024, falls to approximately 2.34% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades. If you would like more frequent updates, please visit the Fund’s website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.53%	-1.94%	0.73%	1.61%	3.50%
Class A With sales charge (2.50%)	-1.06%	-2.78%	0.22%	1.35%	3.42%
Class I Without sales charge	1.89%	-1.67%	0.98%	N/A	1.11%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.16% and 0.91%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.82%	-2.05%	0.09%	1.05%	3.46%
Class A With sales charge (2.50%)	0.22%	-2.87%	-0.41%	0.80%	3.38%
Class I Without sales charge	3.17%	-1.78%	0.34%	N/A	0.53%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.54% and 1.29%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.04%	-2.00%	0.35%	1.56%	3.00%
Class A With sales charge (2.50%)	-1.51%	-2.81%	-0.15%	1.31%	2.91%
Class I Without sales charge	1.39%	-1.76%	0.60%	N/A	0.84%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.22% and 0.97%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares. The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.90%	-1.97%	0.63%	1.61%	3.16%
Class A With sales charge (2.50%)	-0.67%	-2.79%	0.13%	1.36%	3.07%
Class I Without sales charge	2.25%	-1.69%	0.90%	N/A	1.00%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.16% and 0.91%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.61%	-1.59%	0.80%	1.69%	3.10%
Class A With sales charge (2.50%)	-0.93%	-2.43%	0.30%	1.43%	3.00%
Class I Without sales charge	1.86%	-1.34%	1.05%	N/A	0.96%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.14% and 0.89%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2024

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.44%	-2.00%	0.26%	1.42%	3.06%
Class A With sales charge (2.50%)	-1.11%	-2.83%	-0.25%	1.16%	2.95%
Class I Without sales charge	1.69%	-1.75%	0.51%	N/A	0.56%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 1.28% and 1.03%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2024 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

General Obligation	52.3%
Pre-Refunded	9.7%
Health Care	9.8%
Education	6.4%
Other Revenue	8.3%
Utilities	8.1%
Transportation	1.2%
Cash Equivalents and Other	4.2%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.8%)

Education (6.4%)
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	$408,565
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	483,520
Kansas Development Finance Authority 4.000% 07/01/2033 Callable @ 100.000 07/01/2031	1,000,000	1,040,460
Kansas Development Finance Authority 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	2,000,000	2,048,200
		3,980,745
General Obligation (52.3%)
City of Bel Aire KS 4.000% 11/01/2036 Callable @ 100.000 11/01/2031	285,000	302,684
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	927,860
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	288,449
Butler County Unified School District No 205 Bluestem 5.250% 09/01/2042 Callable @ 100.000 09/01/2032	1,520,000	1,718,694
Cowley County Unified School District No 465 Winfield 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	200,000	225,756
Cowley County Unified School District No 465 Winfield 5.000% 09/01/2048 Callable @ 100.000 09/01/2033	500,000	554,190
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	256,600
Douglas County Unified School District No 491 Eudora 5.000% 09/01/2042 Callable @ 100.000 09/01/2032	1,000,000	1,100,610
City of Edgerton KS 4.000% 08/01/2037 Callable @ 100.000 08/01/2031	300,000	318,657
City of Emporia KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	500,000	529,315
City of Garden City KS 5.000% 11/01/2029	500,000	567,185
Gove County Unified School District No 293 Quinter 4.000% 09/01/2041 Callable @ 100.000 09/01/2030	655,000	670,019
Gove County Unified School District No 293 Quinter 4.000% 09/01/2043 Callable @ 100.000 09/01/2030	250,000	253,620
Harvey County Unified School District No 460 Hesston 5.000% 09/01/2031	410,000	473,784
City of Haysville KS 4.250% 10/01/2025 Callable @ 100.000 10/01/2024	500,000	501,645
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	349,482
Jefferson County Unified School District No 343 Perry 5.500% 09/01/2038 Callable @ 100.000 09/01/2030	265,000	295,374
Jefferson County Unified School District No 343 Perry 5.500% 09/01/2043 Callable @ 100.000 09/01/2030	1,000,000	1,098,200
Jefferson County Unified School District No 343 Perry 5.500% 09/01/2048 Callable @ 100.000 09/01/2030	1,000,000	1,086,070
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,168,200
Johnson County Unified School District No 233 Olathe 4.000% 09/01/2036 Callable @ 100.000 09/01/2031	1,000,000	1,053,850
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2031	500,000	590,550
Johnson County Unified School District No 512 Shawnee Mission 4.000% 10/01/2032 Callable @ 100.000 10/01/2026	1,000,000	1,031,990
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	679,335
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	1,037,938
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,007
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	879,872
City of Overland Park KS 5.000% 09/01/2032	1,000,000	1,200,930
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,293,255
Pratt County Unified School District No 382 Pratt 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	500,000	570,980
Pratt County Unified School District No 382 Pratt 5.000% 09/01/2042 Callable @ 100.000 09/01/2033	1,035,000	1,158,196
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,017,180
Salina Airport Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2032	500,000	511,635
Salina Airport Authority 4.000% 09/01/2043 Callable @ 100.000 09/01/2032	265,000	274,161
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	527,995
Shawnee County Unified School District No 372 Silver Lake 5.500% 09/01/2043 Callable @ 100.000 09/01/2030	650,000	717,418
Shawnee County Unified School District No 372 Silver Lake 5.500% 09/01/2048 Callable @ 100.000 09/01/2030	780,000	851,854
City of Shawnee KS 5.000% 12/01/2025	1,000,000	1,035,450
City of Shawnee KS 5.000% 12/01/2029	560,000	632,934
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	359,597
City of Wichita KS 4.750% 09/01/2027	180,000	180,126
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	361,116
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	829,890
*Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	832,490
*Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,057,840
		32,382,983
Health Care (9.8%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,021,142
Ashland Public Building Commission 5.000% 09/01/2035	500,000	500,730
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	555,726
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,557,345
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	500,360
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	509,470
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	943,220
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	435,415
		6,023,408
Other Revenue (8.3%)
Bourbon County Unified School District No 234 Fort Scott 4.000% 09/01/2035 Callable @ 100.000 09/01/2033	355,000	374,237
*Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	763,448
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	592,317
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	389,570
City of Manhattan KS 5.000% 12/01/2026	155,000	155,935
City of Manhattan KS 4.500% 12/01/2025	225,000	225,936
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,006,400
County of Shawnee KS 5.000% 09/01/2033 Callable @ 100.000 09/01/2032	230,000	267,681
County of Shawnee KS 5.500% 09/01/2034 Callable @ 100.000 09/01/2032	210,000	254,442
Washington County Public Building Commission 4.000% 09/01/2028	100,000	100,150
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,030,730
		5,160,846
Pre-Refunded (9.7%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	252,863
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	253,125
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	252,790
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	252,790
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	505,580
Butler County Unified School District No 385 Andover 5.000% 09/01/2033 Callable @ 100.000 09/01/2027	350,000	379,582
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,076,770
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	356,804
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	410,415
Seward County Unified School District No 480 Liberal 5.000% 09/01/2029 Callable @ 100.000 09/01/2025	250,000	258,037
		5,998,756
Transportation (1.2%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	514,665
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	256,325
		770,990
Utilities (8.1%)
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	262,317
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	524,960
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	784,314
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,041,500
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	315,657
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	511,595
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	506,730
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	514,240
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	534,410
		4,995,723

TOTAL MUNICIPAL BONDS (COST: $59,765,864)		$59,313,451

OTHER ASSETS LESS LIABILITIES (4.2%)		$2,609,788

NET ASSETS (100.0%)		$61,923,239

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

Pre-Refunded	23.2%
General Obligation	27.1%
Cash Equivalents and Other	4.8%
Housing	14.4%
Other Revenue	15.7%
Transportation	5.3%
Utilities	0.0%
Health Care	9.5%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.2%)

General Obligation (27.1%)
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	$411,195
Town of Gorham ME 4.000% 09/01/2040 Callable @ 100.000 09/01/2033	465,000	491,900
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	89,813
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	223,550
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	219,430
City of Lewiston ME 4.000% 03/15/2037 Callable @ 100.000 03/15/2031	410,000	430,832
State of Maine 5.000% 06/01/2024	125,000	125,626
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	396,663
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	101,352
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	516,000
City of Westbrook ME 5.000% 10/15/2024	125,000	126,595
		3,132,956
Health Care (9.5%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,008
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2048 Callable @ 100.000 07/01/2033	1,000,000	1,098,810
		1,103,817
Housing (14.4%)
Maine State Housing Authority 4.950% 11/15/2048 Callable @ 100.000 05/15/2033	1,000,000	1,023,430
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	139,616
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	117,396
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	175,075
Maine State Housing Authority 4.950% 11/15/2047 Callable @ 100.000 11/15/2031	200,000	207,298
		1,662,815
Other Revenue (15.7%)
*City of Augusta ME 5.000% 10/01/2043 Callable @ 100.000 10/01/2033	955,000	1,056,431
Maine Governmental Facilities Authority 5.000% 10/01/2025	155,000	160,196
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	125,286
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	125,335
Maine Municipal Bond Bank 5.000% 11/01/2024	110,000	111,466
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	101,159
Maine Municipal Bond Bank 5.000% 09/01/2025	135,000	138,981
		1,818,854
Pre-Refunded (23.2%)
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	500,000	503,195
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2044 Callable @ 100.000 07/01/2024	175,000	176,388
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	251,858
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	750,000	753,615
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	503,590
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	503,820
		2,692,466
Transportation (5.3%)
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	251,324
Maine Turnpike Authority 5.000% 07/01/2025	105,000	108,003
City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	249,864
		609,191

TOTAL MUNICIPAL BONDS (COST: $11,162,763)		$11,020,099

OTHER ASSETS LESS LIABILITIES (4.8%)		$561,387

NET ASSETS (100.0%)		$11,581,486

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

General Obligation	45.4%
Utilities	16.7%
Pre-Refunded	9.5%
Education	16.5%
Health Care	5.0%
Other Revenue	2.9%
Cash Equivalents and Other	1.3%
Transportation	1.6%
Housing	1.1%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.7%)

Education (16.5%)
Nebraska State Colleges 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	1,250,000	$1,400,238
Nebraska State Colleges 5.000% 07/01/2048 Callable @ 100.000 07/01/2033	1,000,000	1,104,140
Nebraska State Colleges Facilities Corp 5.000% 07/15/2033 Callable @ 100.000 07/15/2032	500,000	585,810
Southeast Community College Area 5.000% 12/15/2043 Callable @ 100.000 12/15/2031	1,165,000	1,253,249
Southeast Community College Area 5.000% 12/15/2048 Callable @ 100.000 12/15/2031	1,000,000	1,062,490
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	375,570
		5,781,497
General Obligation (45.4%)
County of Butler NE 5.000% 12/01/2043 Callable @ 100.000 12/01/2028	600,000	625,518
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	846,120
City of David City NE 4.050% 12/15/2027 Callable @ 100.000 07/12/2024	500,000	501,460
City of David City NE 4.350% 06/15/2026 Callable @ 100.000 09/15/2024	500,000	502,135
Fremont School District 5.000% 12/15/2043 Callable @ 100.000 12/15/2033	675,000	753,874
Fremont School District 5.250% 12/15/2044 Callable @ 100.000 12/15/2033	210,000	240,398
Fremont School District 5.250% 12/15/2045 Callable @ 100.000 12/15/2033	300,000	342,012
Fremont School District 5.250% 12/15/2046 Callable @ 100.000 12/15/2033	395,000	448,250
Fremont School District 5.000% 12/15/2048 Callable @ 100.000 12/15/2033	740,000	814,821
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	465,940
Westside Community Schools 5.000% 12/01/2041 Callable @ 100.000 12/01/2031	500,000	558,590
Westside Community Schools 4.375% 12/01/2043 Callable @ 100.000 12/01/2031	350,000	368,312
City of Henderson NE 4.600% 12/15/2034 Callable @ 100.000 12/15/2026	210,000	211,464
City of Henderson NE 4.850% 12/15/2036 Callable @ 100.000 12/15/2026	460,000	463,823
City of Henderson NE 5.100% 12/15/2038 Callable @ 100.000 12/15/2026	500,000	504,220
KEARNEY 4.000% 05/15/2037 Callable @ 100.000 05/16/2027	1,000,000	1,008,620
City of Kearney NE - 144A 4.000% 05/15/2042 Callable @ 100.000 05/16/2027	720,000	724,133
City of La Vista NE 5.000% 09/15/2043 Callable @ 100.000 03/15/2028	500,000	529,500
City of McCook NE 5.000% 09/15/2038 Callable @ 100.000 03/15/2028	550,000	588,891
City of Nebraska City NE 4.150% 07/15/2033 Callable @ 100.000 07/15/2028	100,000	101,179
City of Nebraska City NE 5.000% 07/15/2038 Callable @ 100.000 07/15/2028	540,000	561,454
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	506,965
Otoe County School District No 501/NE 4.500% 12/15/2043 Callable @ 100.000 11/01/2028	1,000,000	1,043,320
Otoe County School District No 501/NE 4.750% 12/15/2047 Callable @ 100.000 11/01/2028	1,000,000	1,040,780
Papillion La Vista School District No 27 5.000% 12/01/2040 Callable @ 100.000 12/01/2033	600,000	691,650
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	406,206
City of Wahoo NE 4.750% 12/15/2033 Callable @ 100.000 08/15/2026	320,000	328,557
City of Wayne NE 4.250% 12/15/2026 Callable @ 100.000 12/15/2024	750,000	754,178
		15,932,368
Health Care (5.0%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	211,328
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	516,060
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	345,295
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	464,391
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	222,181
		1,759,254
Housing (1.1%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	385,895

Other Revenue (2.9%)
City of Columbus NE 3.000% 06/15/2036 Callable @ 100.000 06/30/2026	750,000	751,598
Omaha Public Facilities Corp 4.000% 04/15/2032 Callable @ 100.000 04/15/2031	250,000	274,163
		1,025,760
Pre-Refunded (9.5%)
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	508,310
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	508,095
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	261,098
*University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,542,270
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	513,370
		3,333,142

Transportation (1.6%)
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	550,000	571,780
		571,780
Utilities (16.7%)
City of David City NE Electric Utility Revenue 4.400% 12/15/2029 Callable @ 100.000 09/15/2026	135,000	137,202
City of David City NE Electric Utility Revenue 4.550% 12/15/2034 Callable @ 100.000 09/15/2026	530,000	541,167
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	309,339
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	254,490
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,000,000	2,063,700
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	799,508
Omaha Public Power District 5.000% 02/01/2046 Callable @ 100.000 08/01/2030	1,000,000	1,086,520
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	257,138
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	411,632
		5,860,695

TOTAL MUNICIPAL BONDS (COST: $34,133,774)		$34,650,391

OTHER ASSETS LESS LIABILITIES (1.3%)		$456,268

NET ASSETS (100.0%)		$35,106,659

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

Other Revenue	65.8%
Utilities	6.9%
Education	6.2%
General Obligation	4.4%
Health Care	3.5%
Transportation	5.6%
Pre-Refunded	1.0%
Cash Equivalents and Other	5.6%
Housing	1.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.4%)

Education (6.2%)
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	19,000	$19,401
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	280,000	282,187
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	292,155
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	307,260
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	317,309
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	513,220
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	651,716
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	511,075
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	200,000	227,534
		3,121,857
General Obligation (4.4%)
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	618,709
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	621,383
City of Catoosa OK 4.000% 06/01/2040 Callable @ 100.000 06/01/2032	500,000	509,805
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	438,465
		2,188,362
Health Care (3.5%)
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	255,938
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	255,408
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	250,578
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	785,639
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	230,585
		1,778,146
Housing (1.0%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	430,000	376,560
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	120,000	105,524
		482,084
Other Revenue (65.8%)
Alfalfa County Educational Facilities Authority 5.000% 09/01/2029	500,000	547,940
Bryan County School Finance Authority 5.000% 12/01/2032	260,000	281,351
Bryan County School Finance Authority 5.000% 12/01/2033	800,000	868,192
Bryan County School Finance Authority 4.125% 12/01/2037 Callable @ 100.000 12/01/2033	1,000,000	1,000,450
*Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,054,672
Canadian County Educational Facilities Authority 5.000% 09/01/2024	375,000	378,319
Canadian County Educational Facilities Authority 5.000% 09/01/2029	1,000,000	1,095,880
Canadian County Educational Facilities Authority 5.000% 09/01/2032	1,000,000	1,139,500
Canadian County Educational Facilities Authority 5.000% 09/01/2033	1,000,000	1,146,480
*Canadian County Educational Facilities Authority 5.250% 09/01/2034 Callable @ 100.000 09/01/2033	2,000,000	2,329,100
Comanche County Educational Facilities Authority 4.000% 09/01/2026	295,000	295,988
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	330,000	286,820
*Grady County School Finance Authority 5.000% 12/01/2027 Callable @ 100.000 12/01/2026	1,065,000	1,124,289
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	405,720
Grady County School Finance Authority 5.000% 09/01/2032	250,000	282,265
Hobart Educational Facilities Authority 4.500% 09/01/2025	590,000	597,003
Hobart Educational Facilities Authority 5.000% 09/01/2026	635,000	654,869
Hobart Educational Facilities Authority 4.500% 09/01/2027	340,000	349,044
Hobart Educational Facilities Authority 4.500% 09/01/2028	365,000	377,158
Johnston County Educational Facilities Authority 4.000% 09/01/2031	905,000	1,000,640
Kay County Public Buildings Authority 5.000% 09/01/2027	500,000	533,905
Kay County Public Buildings Authority 5.000% 09/01/2029	520,000	561,007
Kiowa County Public Facilities Authority 4.500% 12/01/2033	1,130,000	1,236,401
Kiowa County Public Facilities Authority 5.000% 12/01/2038 Callable @ 100.000 12/01/2033	1,000,000	1,091,050
Kiowa County Public Facilities Authority 5.125% 12/01/2043 Callable @ 100.000 12/01/2033	1,000,000	1,076,320
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	485,015
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	504,760
McClain County Economic Development Authority 4.000% 09/01/2029	250,000	266,933
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	414,196
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	655,600
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	235,251
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	854,522
Oklahoma County Finance Authority 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	600,000	608,838
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	369,294
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	397,036
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	222,944
Oklahoma Development Finance Authority 5.000% 12/01/2036 Callable @ 100.000 12/01/2033	255,000	290,404
Oklahoma Development Finance Authority 5.000% 12/01/2037 Callable @ 100.000 12/01/2033	270,000	304,260
Oklahoma Development Finance Authority 5.000% 12/01/2038 Callable @ 100.000 12/01/2033	280,000	313,309
Oklahoma Development Finance Authority 5.000% 12/01/2043 Callable @ 100.000 12/01/2033	1,630,000	1,781,916
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	503,215
Pontotoc County Educational Facilities Authority 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	643,181
Pontotoc County Educational Facilities Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	970,990
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	250,644
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	500,835
Stephens County Educational Facilities Authority 5.000% 09/01/2027	400,000	425,860
Tulsa Public Facilities Authority 4.000% 03/01/2031	360,000	381,139
*Washington County Educational Facilities Authority 5.000% 09/01/2025	400,000	408,536
Washington County Educational Facilities Authority 5.000% 09/01/2027	455,000	479,670
Washington County Educational Facilities Authority 5.000% 09/01/2029	435,000	471,605
Washington County Educational Facilities Authority 5.000% 09/01/2031	445,000	489,313
		32,943,628
Pre-Refunded (1.0%)
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	514,410
		514,410
Transportation (5.6%)
Oklahoma Turnpike Authority 5.250% 01/01/2048 Callable @ 100.000 01/01/2032	500,000	559,815
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	600,000	606,156
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	103,356
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,371,246
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	146,739
		2,787,312
Utilities (6.9%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	756,144
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	502,220
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	509,535
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	848,650
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	850,000	858,738
		3,475,286

TOTAL MUNICIPAL BONDS (COST: $46,378,467)		$47,291,085

OTHER ASSETS LESS LIABILITIES (5.6%)		$2,824,245

NET ASSETS (100.0%)		$50,115,330

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

General Obligation	49.1%
Health Care	12.4%
Other Revenue	10.2%
Utilities	4.7%
Pre-Refunded	4.1%
Education	4.8%
Housing	10.2%
Transportation	2.0%
Cash Equivalents and Other	2.5%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.5%)

Education (4.8%)
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 11/15/2027	1,000,000	$1,057,050
Montana State Board of Regents 5.000% 11/15/2034 Callable @ 100.000 11/15/2031	500,000	594,215
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2031	410,000	485,399
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	407,564
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2033	495,000	586,862
		3,131,090
General Obligation (49.1%)
City of Belgrade MT 5.000% 07/01/2031	280,000	325,382
City of Belgrade MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2032	250,000	295,417
City of Belgrade MT 5.000% 07/01/2034 Callable @ 100.000 07/01/2032	355,000	419,851
City of Bozeman MT 4.000% 07/01/2028	540,000	540,497
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	248,398
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	893,044
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	491,381
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	456,245
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	735,889
Cascade County School District 5/5C Centerville 3.000% 07/01/2033 Callable @ 100.000 07/01/2031	305,000	306,443
Cascade County School District 5/5C Centerville 3.000% 07/01/2035 Callable @ 100.000 07/01/2031	250,000	250,983
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	495,131
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	703,682
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	672,433
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	631,650
County of Gallatin MT 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	435,000	508,711
County of Gallatin MT 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	915,000	1,062,086
County of Gallatin MT 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	640,000	739,802
Gallatin County School District No 72 Ophir 4.000% 07/01/2031 Callable @ 100.000 07/01/2030	775,000	854,298
Gallatin County School District No 72 Ophir 4.000% 07/01/2032 Callable @ 100.000 07/01/2030	695,000	765,237
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	590,148
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	844,744
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	415,000	415,830
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	575,311
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2037 Callable @ 100.000 07/01/2033	235,000	268,574
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	160,000	182,027
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	465,000	520,721
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	300,000	333,765
Judith Basin County K 12 School District No 12 Stanford 5.250% 07/01/2048 Callable @ 100.000 07/01/2033	450,000	504,985
Lake County School District No 23 Polson 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	525,000	592,856
Lake County School District No 23 Polson 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	335,000	375,595
Lake County School District No 23 Polson 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	355,000	396,031
Lake County School District No 23 Polson 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	325,000	361,465
Lake County School District No 23 Polson 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	510,000	563,963
Lake County School District No 23 Polson 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	320,000	358,621
Lake County School District No 23 Polson 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	400,000	445,556
Lake County School District No 23 Polson 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	635,000	705,396
Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2039 Callable @ 100.000 01/01/2033	515,000	583,444
*Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2043 Callable @ 100.000 01/01/2033	1,215,000	1,354,008
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	542,660
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	540,550
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	760,776
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	255,203
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	254,883
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	1,995,946
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	328,068
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	285,172
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	450,684
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2037 Callable @ 100.000 07/01/2033	350,000	409,297
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	645,000	747,387
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	330,000	377,111
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	1,395,000	1,578,917
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	600,000	674,676
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	504,430
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,000,000	1,087,160
		32,162,520
Health Care (12.4%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,053,880
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,037,690
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	400,000	414,568
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	207,126
*Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,541,100
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,032,803
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	939,312
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	451,983
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	739,627
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	718,740
		8,136,829
Housing (10.2%)
Montana Board of Housing 3.150% 06/01/2024	195,000	195,074
Montana Board of Housing 3.150% 12/01/2024	65,000	64,823
Montana Board of Housing 3.350% 06/01/2025	90,000	90,017
Montana Board of Housing 4.050% 06/01/2024	70,000	70,019
Montana Board of Housing 4.050% 12/01/2024	195,000	195,066
Montana Board of Housing 4.650% 12/01/2028	120,000	120,065
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	205,000	197,989
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	635,000	553,155
Montana Board of Housing 4.450% 12/01/2038 Callable @ 100.000 12/01/2032	1,400,000	1,443,386
Montana Board of Housing 4.800% 12/01/2043 Callable @ 100.000 12/01/2032	1,335,000	1,374,956
Montana Board of Housing 4.375% 12/01/2038 Callable @ 100.000 12/01/2032	405,000	410,500
Montana Board of Housing 4.600% 12/01/2043 Callable @ 100.000 12/01/2032	1,000,000	1,011,760
Montana Board of Housing 4.850% 12/01/2048 Callable @ 100.000 12/01/2032	500,000	505,100
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	455,000	455,005
		6,686,915
Other Revenue (10.2%)
City of Billings MT 5.500% 07/01/2026	70,000	70,084
City of Billings MT 4.375% 07/01/2029	490,000	490,622
*City of Billings MT 5.000% 07/01/2033	900,000	902,169
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	724,875
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	401,553
Gallatin County Rural Improvement District 5.500% 07/01/2025	170,000	169,810
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,440
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	875,606
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	542,950
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	531,725
*Madison County Rural Improvement District 6.000% 07/01/2030	800,000	801,120
City of Missoula MT 4.750% 07/01/2027	60,000	60,003
City of Missoula MT 6.000% 07/01/2030	140,000	140,237
		6,712,194
Pre-Refunded (4.1%)
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	518,811
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,006,880
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	705,000	723,838
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	447,219
		2,696,748
Transportation (2.0%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	837,079
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	99,515
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	103,743
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	285,000	285,368
		1,325,705
Utilities (4.7%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	277,683
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,444,677
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	215,110
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026	225,000	225,133
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	255,167
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	625,044
		3,042,814

TOTAL MUNICPAL BONDS (COST: $63,589,194)		$63,894,815

OTHER ASSETS LESS LIABILITIES (2.5%)		$1,644,709

NET ASSETS (100.0%)		$65,539,524

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS January 31, 2024 (unaudited)

Other Revenue	14.6%
General Obligation	37.4%
Health Care	15.6%
Education	7.8%
Housing	8.8%
Utilities	10.3%
Cash Equivalents and Other	5.5%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.5%)

Education (7.8%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	$365,996
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2035 Callable @ 100.000 04/01/2024	530,000	521,515
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	508,480
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	168,736
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	162,274
		1,727,001
General Obligation (37.4%)
City of Bismarck ND 5.000% 05/01/2024	1,000,000	1,004,440
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	408,480
City of Fargo ND 5.000% 05/01/2045 Callable @ 100.000 05/01/2033	500,000	554,625
Fargo Park District 5.000% 05/01/2036 Callable @ 100.000 05/01/2031	1,000,000	1,142,860
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	478,878
City of Grand Forks ND 5.000% 12/01/2036 Callable @ 100.000 12/01/2033	905,000	1,070,633
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	244,464
City of Horace ND 4.250% 05/01/2035	340,000	341,064
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	150,000	126,941
City of Horace ND 3.000% 05/01/2034 Callable @ 100.000 05/01/2027	500,000	449,830
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	993,860
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	220,305
Valley City Park District 4.800% 01/01/2035 Callable @ 100.000 01/01/2030	175,000	186,751
Valley City Park District 5.400% 01/01/2043 Callable @ 100.000 01/01/2030	200,000	213,140
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	390,650
City of Williston ND 4.000% 05/01/2035	200,000	200,506
City of Williston ND 4.000% 05/01/2038	230,000	230,311
		8,257,738
Health Care (15.6%)
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	207,200
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	221,055
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	481,063
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	603,098
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,289,561
City of Grand Forks ND 5.125% 12/01/2025	250,000	249,510
City of Grand Forks ND 4.750% 12/01/2027 Callable @ 100.000 12/01/2026	350,000	349,902
City of Langdon ND 6.200% 01/01/2025	35,000	34,976
		3,436,365
Housing (8.8%)
North Dakota Housing Finance Agency 4.650% 07/01/2038 Callable @ 100.000 01/01/2033	1,000,000	1,053,710
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	110,000	107,241
North Dakota Housing Finance Agency 3.750% 07/01/2038	250,000	242,670
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	185,000	159,629
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	160,000	133,967
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	300,000	256,233
		1,953,450
Other Revenue (14.6%)
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	505,090
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	346,021
Mandan Park District 4.625% 05/01/2040 Callable @ 100.000 05/01/2030	280,000	285,922
Mandan Park District 4.750% 05/01/2043 Callable @ 100.000 05/01/2030	165,000	166,363
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	435,392
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	443,430
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	241,706
North Dakota Public Finance Authority 4.000% 06/01/2030	400,000	403,212
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	266,399
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	134,759
		3,228,294
Utilities (10.3%)
Cass Rural Water Users District 4.170% 05/01/2035 Callable @ 100.000 05/01/2030	815,000	844,902
Cass Rural Water Users District 4.375% 05/01/2038 Callable @ 100.000 05/01/2030	365,000	374,917
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	256,624
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	418,012
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	158,809
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	231,273
		2,284,537

TOTAL MUNICIPAL BONDS (COST: $21,238,729)		$20,887,385

OTHER ASSETS LESS LIABILITIES (5.5%)		$1,222,200

NET ASSETS (100.0%)		$22,109,585

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2024 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$59,765,864	$11,162,763	$34,133,774

Investments in securities, at value	$59,313,451	$11,020,099	$34,650,391
Cash and cash equivalents	1,854,697	478,961	485,610
Security sales receivable	-	-	843,533
Receivable for Fund shares sold	13,158	-	-
Accrued interest receivable	844,983	92,044	290,930
Receivable from affiliate	9,587	4,750	7,043
Prepaid expenses	652	1,718	301
Total assets	$62,036,528	$11,597,572	$36,277,808

LIABILITIES
Payable for securities purchased	$-	$-	$1,017,176
Payable for Fund shares redeemed	38,819	2,734	114,045
Trustees’ fees payable	608	96	435
Payable to affiliates	54,875	13,256	32,529
Accrued expenses	18,987	-	6,964
Total liabilities	$113,289	$16,086	$1,171,149

NET ASSETS	$61,923,239	$11,581,486	$35,106,659

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$67,014,070	$12,795,021	$39,430,574
Distributable earnings (accumulated losses)	(5,090,831)	(1,213,535)	(4,323,915)

NET ASSETS	$61,923,239	$11,581,486	$35,106,659

Net Assets - Class A	$54,760,807	$11,448,168	$31,838,594
Net Assets - Class I	$7,162,432	$133,318	$3,268,065
Shares outstanding - Class A	5,547,795	1,182,283	3,335,998
Shares outstanding - Class I	725,257	13,757	342,555
Net asset value per share - Class A*	$9.87	$9.68	$9.54
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share-Class A	$10.12	$9.93	$9.78
Net asset value per share - Class I	$9.88	$9.69	$9.54

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2024 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$46,378,467	$63,589,194	$21,238,729

Investments in securities, at value	$47,291,085	$63,894,815	$20,887,385
Cash and cash equivalents	2,268,767	1,505,341	935,826
Receivable for Fund shares sold	50,130	38	83,751
Accrued interest receivable	590,573	320,865	228,100
Receivable from affiliate	7,494	9,180	5,661
Prepaid expenses	1,522	624	213
Total assets	$50,209,571	$65,730,863	$22,140,936

LIABILITIES
Payable for Fund shares redeemed	37,382	118,421	4,412
Trustees’ fees payable	529	664	243
Payable to affiliates	45,540	57,107	22,860
Accrued expenses	10,790	15,147	3,836
Total liabilities	$94,241	$191,339	$31,351

NET ASSETS	$50,115,330	$65,539,524	$22,109,585

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$55,676,669	$73,523,515	$25,540,455
Distributable earnings (accumulated losses)	(5,561,339)	(7,983,991)	(3,430,870)

NET ASSETS	$50,115,330	$65,539,524	$22,109,585

Net Assets - Class A	$46,664,455	$54,961,380	$20,635,765
Net Assets - Class I	$3,450,875	$10,578,144	$1,473,820
Shares outstanding - Class A	4,330,882	5,916,766	2,240,181
Shares outstanding - Class I	319,969	1,138,790	159,926
Net asset value per share - Class A*	$10.77	$9.29	$9.21
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share-Class A	$11.05	$9.53	$9.45
Net asset value per share - Class I	$10.79	$9.29	$9.22

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2024 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,090,004	$179,845	$644,130
Total investment income	$1,090,004	$179,845	$644,130

EXPENSES
Investment advisory fees	$154,411	$25,145	$88,294
Distribution (12b-1) fees - Class A	67,970	12,227	39,898
Transfer agent fees	40,084	9,060	24,215
Administrative service fees	61,383	25,189	42,870
Professional fees	639	22	276
Reports to shareholders	8,661	302	1,769
License, fees, and registrations	987	1,714	1,841
Audit fees	5,852	923	4,511
Trustees’ fees	3,444	559	2,531
Transfer agent out-of-pockets	1,134	652	50
Legal fees	5,066	1,109	3,699
Insurance expense	583	96	506
Total expenses	$350,214	$76,998	$210,460
Less expenses waived or reimbursed (See Note 7)	(56,842)	(28,070)	(41,681)
Total net expenses	$293,372	$48,928	$168,779

NET INVESTMENT INCOME (LOSS)	$796,632	$130,917	$475,351

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(517,358)	$(351,246)	$(1,316,513)
Net change in unrealized appreciation (depreciation) of investments	1,265,580	544,692	1,539,452
Net realized and unrealized gain (loss) on investments	$748,222	$193,446	$222,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,544,854	$324,363	$698,290

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2024 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$910,533	$1,213,570	$403,441
Total investment income	$910,533	$1,213,570	$403,441

EXPENSES
Investment advisory fees	$126,145	$164,876	$56,587
Distribution (12b-1) fees - Class A	58,980	68,482	26,469
Transfer agent fees	33,300	42,595	16,606
Administrative service fees	53,468	64,313	33,992
Professional fees	1,556	512	956
Reports to shareholders	977	2,845	1,758
License, fees, and registrations	699	3,236	567
Audit fees	3,950	6,201	2,179
Trustees’ fees	3,019	3,783	1,393
Transfer agent out-of-pockets	263	25	3
Legal fees	4,462	5,684	1,958
Insurance expense	587	714	281
Total expenses	$287,406	$363,266	$142,749
Less expenses waived or reimbursed (See Note 7)	(44,251)	(54,112)	(33,696)
Total net expenses	$243,155	$309,154	$109,053

NET INVESTMENT INCOME (LOSS)	$667,378	$904,416	$294,388

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(1,630,917)	$(451,963)	$(1,143,181)
Net change in unrealized appreciation (depreciation) of investments	2,097,529	973,488	1,301,665
Net realized and unrealized gain (loss) on investments	$466,612	$521,525	$158,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,133,990	$1,425,941	$452,872

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2024 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$796,632	$130,917	$475,351
Net realized gain (loss) from investment transactions	(517,358)	(351,246)	(1,316,513)
Net change in unrealized appreciation (depreciation) of investments	1,265,580	544,692	1,539,452
Net increase (decrease) in net assets resulting from operations	$1,544,854	$324,363	$698,290

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(691,702)	$(126,981)	$(426,018)
Distributions - Class I	(103,256)	(3,862)	(49,465)
Total distributions	$(794,958)	$(130,843)	$(475,483)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$2,387,057	$2,126,143	$714,801
Proceeds from sale of shares - Class I	951,952	1,905	184,943
Proceeds from reinvested dividends - Class A	622,783	109,868	373,150
Proceeds from reinvested dividends - Class I	52,993	3,301	46,705
Cost of shares redeemed - Class A	(4,538,550)	(796,920)	(2,641,524)
Cost of shares redeemed - Class I	(1,734,269)	(391,585)	(677,862)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,258,034)	$1,052,712	$(1,999,787)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,508,138)	$1,246,232	$(1,776,980)
NET ASSETS, BEGINNING OF PERIOD	63,431,377	10,335,254	36,883,639
NET ASSETS, END OF PERIOD	$61,923,239	$11,581,486	$35,106,659

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2024 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$667,378	$904,416	$294,388
Net realized gain (loss) from investment transactions	(1,630,917)	(451,963)	(1,143,181)
Net change in unrealized appreciation (depreciation) of investments	2,097,529	973,488	1,301,665
Net increase (decrease) in net assets resulting from operations	$1,133,990	$1,425,941	$452,872

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(619,769)	$(738,719)	$(273,231)
Distributions - Class I	(47,175)	(164,506)	(20,672)
Total distributions	$(666,944)	$(903,225)	$(293,903)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$246,173	$5,059,607	$1,025,275
Proceeds from sale of shares - Class I	286,666	359,188	22,000
Proceeds from reinvested dividends -Class A	587,938	642,787	239,213
Proceeds from reinvested dividends - Class I	24,768	112,345	18,263
Cost of shares redeemed - Class A	(5,934,284)	(6,098,427)	(3,324,041)
Cost of shares redeemed - Class I	(221,349)	(1,571,203)	(72,762)
Net increase (decrease) in net assets resulting from capital share transactions	$(5,010,088)	$(1,495,703)	$(2,092,052)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,543,042)	$(972,987)	$(1,933,083)
NET ASSETS, BEGINNING OF PERIOD	54,658,372	66,512,511	24,042,668
NET ASSETS, END OF PERIOD	$50,115,330	$65,539,524	$22,109,585

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2023

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,452,870	$230,499	$876,861
Net realized gain (loss) from investment transactions	(2,717,925)	(216,330)	(2,090,598)
Net change in unrealized appreciation (depreciation) of investments	(252,005)	(224,837)	375,245
Net increase (decrease) in net assets resulting from operations	$(1,517,060)	$(210,668)	$(838,492)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,253,336)	$(217,336)	$(803,106)
Distributions - Class I	(196,137)	(13,013)	(73,641)
Total distributions	$(1,449,473)	$(230,349)	$(876,747)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$4,249,058	$382,599	$3,682,600
Proceeds from sale of shares - Class I	1,726,976	33,600	2,061,042
Proceeds from reinvested dividends - Class A	1,118,537	185,993	714,865
Proceeds from reinvested dividends - Class I	107,385	9,058	67,316
Cost of shares redeemed - Class A	(8,026,129)	(1,240,456)	(19,396,160)
Cost of shares redeemed - Class I	(4,036,955)	(104,378)	(830,263)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,861,128)	$(733,584)	$(13,700,600)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(7,827,661)	$(1,174,601)	$(15,415,839)
NET ASSETS, BEGINNING OF PERIOD	71,259,038	11,509,855	52,299,478
NET ASSETS, END OF PERIOD	$63,431,377	$10,335,254	$36,883,639

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2023

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,246,852	$1,679,884	$541,992
Net realized gain (loss) from investment transactions	(2,772,575)	(2,794,690)	(816,326)
Net change in unrealized appreciation (depreciation) of investments	487,683	219,231	(405,930)
Net increase (decrease) in net assets resulting from operations	$(1,038,040)	$(895,575)	$(680,264)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,168,698)	$(1,347,141)	$(505,408)
Distributions - Class I	(76,912)	(330,337)	(35,641)
Total distributions	$(1,245,610)	$(1,677,478)	$(541,049)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,396,520	$5,115,925	$2,847,017
Proceeds from sale of shares - Class I	1,409,014	3,585,099	27,666
Proceeds from reinvested dividends - Class A	1,089,998	1,214,038	447,056
Proceeds from reinvested dividends - Class I	44,853	192,210	30,991
Cost of shares redeemed - Class A	(10,382,143)	(14,694,237)	(7,049,540)
Cost of shares redeemed - Class I	(1,233,673)	(7,460,667)	(129,054)
Net increase (decrease) in net assets resulting from capital share transactions	$(7,675,431)	$(12,047,632)	$(3,825,864)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,959,081)	$(14,620,685)	$(5,047,177)
NET ASSETS, BEGINNING OF PERIOD	64,617,453	81,133,196	29,089,845
NET ASSETS, END OF PERIOD	$54,658,372	$66,512,511	$24,042,668

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”) seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. KS Muni Fund and OK Muni Fund are diversified Funds. ME Muni Fund, NE Muni Fund, Tax-Free Fund for MT and Tax Free Fund for ND are non-diversified Funds.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended January 31, 2024, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents— The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2024:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$59,313,451	$0	$59,313,451
	Total	$0	$59,313,451	$0	$59,313,451

ME Muni Fund	Municipal Bonds	$0	$11,020,099	$0	$11,020,099
	Total	$0	$11,020,099	$0	$11,020,099

NE Muni Fund	Municipal Bonds	$0	$34,650,391	$0	$34,650,391
	Total	$0	$34,650,391	$0	$34,650,391

OK Muni Fund	Municipal Bonds	$0	$47,291,085	$0	$47,291,085
	Total	$0	$47,291,085	$0	$47,291,085

Tax-Free	Municipal Bonds	$0	$63,894,815	$0	$63,894,815
Fund for MT	Total	$0	$63,894,815	$0	$63,894,815

Tax-Free	Municipal Bonds	$0	$20,887,385	$0	$20,887,385
Fund for ND	Total	$0	$20,887,385	$0	$20,887,385

The Funds did not hold any Level 3 assets during the six months ended January 31, 2024.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2024, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$8,294,227	$5,291,398	$18,902,428	$19,296,389	$10,052,239	$5,653,551
Sales	$14,534,924	$4,714,257	$21,000,229	$26,434,455	$12,737,849	$8,687,431

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/2024:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	250,071	221,369	76,225	23,043	562,259	114,958
Shares issued from reinvestments	64,998	11,670	40,031	56,244	71,080	26,787
Shares redeemed	(474,445)	(85,378)	(285,037)	(574,573)	(672,860)	(377,631)
Net increase (decrease)	(159,376)	147,661	(168,781)	(495,286)	(39,521)	(235,886)

Class I
Shares sold	100,304	203	19,808	26,643	39,696	2,449
Shares issued from reinvestments	5,532	352	5,014	2,364	12,424	2,046
Shares redeemed	(180,109)	(41,248)	(72,672)	(20,946)	(172,504)	(8,185)
Net increase (decrease)	(74,273)	(40,693)	(47,850)	8,061	(120,384)	(3,690)

Year Ended 7/31/2023:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	436,507	40,012	398,480	132,583	553,563	313,404
Shares issued from reinvestments	114,994	19,651	75,749	103,122	132,260	49,240
Shares redeemed	(824,350)	(130,656)	(2,043,460)	(981,562)	(1,601,158)	(774,308)
Net increase (decrease)	(272,849)	(70,992)	(1,569,232)	(745,857)	(915,334)	(411,664)

Class I
Shares sold	177,362	3,478	215,125	132,262	388,229	3,033
Shares issued from reinvestments	11,042	957	7,134	4,240	20,920	3,412
Shares redeemed	(415,247)	(10,947)	(88,759)	(116,135)	(808,560)	(14,250)
Net increase (decrease)	(226,843)	(6,512)	133,501	20,367	(399,411)	(7,805)

NOTE 6: Income Tax Information

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2024.

At July 31, 2023, the Funds’ most recent fiscal yearend, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$66,752,136	$10,973,536	$37,684,122	$55,317,100	$66,936,363	$25,471,666
Unrealized appreciation	$532,441	$9,000	$239,200	$318,190	$491,699	$80,097
Unrealized depreciation	(2,251,016)	(696,146)	(1,261,884)	(1,501,393)	(1,156,690)	(1,741,366)
Net unrealized depreciation*	$(1,718,575)	$(687,146)	$(1,022,684)	$(1,183,203)	$(664,991)	$(1,661,269)

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/23:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt income	$1,428,595	$212,911	$863,940	$1,226,095	$1,653,189	$529,947
Taxable income	$12,308	16,767	13,164	16,980	16,048	10,797
Total Income	$1,440,903	$229.678	$877,104	$1,243,075	$1,669,237	$540,744

Year ended 7/31/22:
Tax-exempt income	$1,369,608	$228,854	$864,378	$1,092,194	$1,567,933	$523,588

As of July 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$20,353	$3,323	$8,498	$9,079	$19,637	$5,998
Distributions payable	(20,347)	(3,291)	(8,496)	(9,072)	(19,528)	(6,024)
Accumulated capital and other losses	(4,122,158)	(719,944)	(3,524,039)	(4,845,188)	(7,841,825)	(1,928,545)
Unrealized appreciation/ (depreciation)*	(1,718,575)	(687,146)	(1,022,684)	(1,183,203)	(664,991)	(1,661,269)
Total accumulated earnings/(deficit)	$(5,840,727)	$(1,407,058)	$(4,546,721)	$(6,028,384)	$(8,506,707)	$(3,589,840)

The Funds’ capital loss carryforward amounts as of July 31, 2023 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$1,276,583	$477,686	$1,227,082	$1,448,654	$3,137,817	$873,508
Non-expiring L-T losses	2,845,575	242,258	2,296,957	3,396,534	4,704,008	1,055,037
Total	$4,122,158	$719,944	$3,524,039	$4,845,188	$7,841,825	$1,928,545

Capital loss carryforward utilized	$0	$0	$0	$0	$0	$0

There were no reclassifications between distributable earnings/(accumulated losses) and paid-in capital for the Funds for the year ended July 31, 2023.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2024 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2024, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/2024			Payable 1/31/2024
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$154,411	$56,842	$0	$26,272	$9,587	$0
ME Muni Fund	$25,145	$25,145	$2,925	$4,588	$4,588	$162
NE Muni Fund	$88,294	$41,681	$0	$14,957	$7,043	$0
OK Muni Fund	$126,145	$44,251	$0	$21,236	$7,494	$0
Tax-Free Fund for MT	$164,876	$54,112	$0	$28,094	$9,180	$0
Tax-Free Fund for ND	$56,587	$33,696	$0	$9,406	$5,661	$0

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. As of January 31, 2024, the following amounts are available to be repaid to VFM.

	7/31/2024	7/31/2025	7/31/2026
	Amount	Amount	Amount	Total
KS Muni Fund	$125,783	$129,582	$125,158	$380,523
ME Muni Fund	$63,574	$62,715	58,758	185,047
NE Muni Fund	$109,033	$107,280	100,193	316,506
OK Muni Fund	$122,886	$128,239	115,141	366,266
Tax-Free Fund for MT	$142,929	$143,955	133,646	420,530
Tax Free Fund for ND	$79,584	$79,832	76,459	235,875

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/2024			Payable 1/31/2024
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$12,416	$0	$67,970	$11,635
ME Muni Fund - A	$432	$0	$12,227	$2,263
NE Muni Fund - A	$4,368	$0	$39,898	$6,785
OK Muni Fund - A	$3,291	$0	$58,980	$9,893
Tax-Free Fund for MT - A	$8,771	$0	$68,482	$11,793
Tax-Free Fund for ND - A	$63	$1,873	$26,469	$4,390

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/2024		Payable 1/31/2024
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$41,218	$61,383	$6,555	$10,413
ME Muni Fund	$9,712	$25,189	$2,063	$4,342
NE Muni Fund	$24,265	$42,870	$3,542	$7,245
OK Muni Fund	$33,563	$53,468	$5,407	$9,004
Tax-Free Fund for MT	$42,620	$64,313	$6,296	$10,924
Tax-Free Fund for ND	$16,609	$33,992	$3,373	$5,691

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.75	$10.17	$11.08	$11.15	$10.83	$10.53

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.12	$0.22	$0.18	$0.19	$0.23	$0.29
Net realized and unrealized gain (loss) on investments (2)	0.12	(0.42)	(0.91)	(0.07)	0.32	0.30
Total from investment operations	$0.24	$(0.20)	$(0.73)	$0.12	$0.55	$0.59

Dividends from net investment income	$(0.12)	$(0.22)	$(0.18)	$(0.19)	$(0.23)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$9.87	$9.75	$10.17	$11.08	$11.15	$10.83

Total Return (excludes any applicable sales charge)#	2.54%	(1.98%)	(6.62%)	1.05%	5.11%	5.69%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$54,761	$55,633	$60,816	$70,686	$63,309	$52,936
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.16%	1.17%	1.15%	1.15%	1.17%	1.18%
Ratio of net investment income to average net assets ^ (3)	2.56%	2.21%	1.75%	1.67%	2.06%	2.74%
Portfolio turnover rate #	13.69%	33.60%	15.28%	4.30%	15.21%	28.75%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.75	$10.17	$11.08	$11.15	$10.83	$10.54

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.14	$0.24	$0.20	$0.21	$0.25	$0.32
Net realized and unrealized gain (loss) on investments (2)	0.13	(0.42)	(0.91)	(0.07)	0.32	0.29
Total from investment operations	$0.27	$(0.18)	$(0.71)	$0.14	$0.57	$0.61

Dividends from net investment income	$(0.14)	$(0.24)	$(0.20)	$(0.21)	$(0.25)	$(0.32)

NET ASSET VALUE, END OF PERIOD	$9.88	$9.75	$10.17	$11.08	$11.15	$10.83

Total Return (excludes any applicable sales charge)#	2.77%	(1.74%)	(6.38%)	1.30%	5.36%	5.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$7,162	$7,798	$10,443	$10,503	$6,756	$5,413
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.91%	0.92%	0.90%	0.90%	0.92%	0.93%
Ratio of net investment income to average net assets ^ (3)	2.81%	2.46%	1.97%	1.92%	2.31%	2.99%
Portfolio turnover rate #	13.69%	33.60%	15.28%	4.30%	15.21%	28.75%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.49	$9.87	$10.89	$10.97	$10.85	$10.64

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.12	$0.21	$0.18	$0.19	$0.21	$0.26
Net realized and unrealized gain (loss) on investments (2)	0.19	(0.38)	(1.02)	(0.08)	0.12	0.21
Total from investment operations	$0.31	$(0.17)	$(0.84)	$0.11	$0.33	$0.47

Dividends from net investment income	$(0.12)	$(0.21)	$(0.18)	$(0.19)	$(0.21)	$(0.26)

NET ASSET VALUE, END OF PERIOD	$9.68	$9.49	$9.87	$10.89	$10.97	$10.85

Total Return (excludes any applicable sales charge)#	3.34%	(1.74%)	(7.74%)	1.00%	3.08%	4.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$11,448	$9,818	$10,908	$13,477	$14,573	$14,622
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.54%	1.53%	1.46%	1.40%	1.40%	1.41%
Ratio of net investment income to average net assets ^ (3)	2.60%	2.16%	1.76%	1.73%	1.94%	2.40%
Portfolio turnover rate #	48.32%	0.00%	9.66%	15.80%	22.13%	7.56%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.49	$9.87	$10.89	$10.98	$10.85	$10.65

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.13	$0.23	$0.21	$0.22	$0.24	$0.28
Net realized and unrealized gain (loss) on investments (2)	0.20	(0.38)	(1.02)	(0.09)	0.13	0.20
Total from investment operations	$0.33	$(0.15)	$(0.81)	$0.13	$0.37	$0.48

Dividends from net investment income	$(0.13)	$(0.23)	$(0.21)	$(0.22)	$(0.24)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$9.69	$9.49	$9.87	$10.89	$10.98	$10.85

Total Return (excludes any applicable sales charge)#	3.58%	(1.50%)	(7.52%)	1.16%	3.43%	4.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$133	$517	$602	$973	$1,063	$570
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.29%	1.28%	1.21%	1.15%	1.15%	1.16%
Ratio of net investment income to average net assets ^ (3)	2.85%	2.41%	2.01%	1.98%	2.19%	2.65%
Portfolio turnover rate #	48.32%	0.00%	9.66%	15.80%	22.13%	7.56%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.47	$9.81	$10.64	$10.77	$10.58	$10.25

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.13	$0.19	$0.15	$0.17	$0.21	$0.24
Net realized and unrealized gain (loss) on investments (2)	0.07	(0.34)	(0.83)	(0.13)	0.19	0.33
Total from investment operations	$0.20	$(0.15)	$(0.68)	$0.04	$0.40	$0.57

Dividends from net investment income	$(0.13)	$(0.19)	$(0.15)	$(0.17)	$(0.21)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$9.54	$9.47	$9.81	$10.64	$10.77	$10.58

Total Return (excludes any applicable sales charge)#	2.10%	(1.56%)	(6.39%)	0.38%	3.81%	5.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$31,839	$33,188	$49,780	$55,363	$51,557	$44,793
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.22%	1.20%	1.17%	1.18%	1.19%	1.21%
Ratio of net investment income to average net assets ^ (3)	2.68%	1.93%	1.51%	1.59%	1.96%	2.33%
Portfolio turnover rate #	53.94%	19.33%	26.33%	8.21%	13.06%	8.20%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.47	$9.81	$10.63	$10.76	$10.57	$10.25

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.14	$0.21	$0.18	$0.20	$0.23	$0.27
Net realized and unrealized gain (loss) on investments (2)	0.07	(0.34)	(0.82)	(0.13)	0.19	0.32
Total from investment operations	$0.21	$(0.13)	$(0.64)	$0.07	$0.42	$0.59

Dividends from net investment income	$(0.14)	$(0.21)	$(0.18)	$(0.20)	$(0.23)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$9.54	$9.47	$9.81	$10.63	$10.76	$10.57

Total Return (excludes any applicable sales charge)#	2.23%	(1.32%)	(6.07%)	0.63%	4.07%	5.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,268	$3,695	$2,520	$2,495	$1,660	$1,071
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.97%	0.95%	0.92%	0.93%	0.94%	0.96%
Ratio of net investment income to average net assets ^ (3)	2.93%	2.18%	1.76%	1.84%	2.21%	2.58%
Portfolio turnover rate #	53.94%	19.33%	26.33%	8.21%	13.06%	8.20%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$10.64	$11.02	$12.14	$12.08	$11.86	$11.47

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.14	$0.23	$0.17	$0.18	$0.24	$0.29
Net realized and unrealized gain (loss) on investments (2)	0.13	(0.38)	(1.12)	0.06	0.22	0.39
Total from investment operations	$0.27	$(0.15)	$(0.95)	$0.24	$0.46	$0.68

Dividends from net investment income	$(0.14)	$(0.23)	$(0.17)	$(0.18)	$(0.24)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.77	$10.64	$11.02	$12.14	$12.08	$11.86

Total Return (excludes any applicable sales charge)#	2.57%	(1.34%)	(7.88%)	2.03%	3.92%	5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$46,664	$51,337	$61,402	$77,021	$62,321	$44,534
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.16%	1.18%	1.15%	1.14%	1.17%	1.20%
Ratio of net investment income to average net assets ^ (3)	2.64%	2.16%	1.45%	1.51%	1.99%	2.46%
Portfolio turnover rate #	39.32%	22.50%	38.98%	11.13%	13.69%	18.37%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$10.65	$11.03	$12.15	$12.09	$11.87	$11.48

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.15	$0.26	$0.20	$0.21	$0.27	$0.31
Net realized and unrealized gain (loss) on investments (2)	0.14	(0.38)	(1.12)	0.06	0.22	0.39
Total from investment operations	$0.29	$(0.12)	$(0.92)	$0.27	$0.49	$0.70

Dividends from net investment income	$(0.15)	$(0.26)	$(0.20)	$(0.21)	$(0.27)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$10.79	$10.65	$11.03	$12.15	$12.09	$11.87

Total Return (excludes any applicable sales charge)#	2.80%	(1.09%)	(7.64%)	2.29%	4.18%	6.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,451	$3,321	$3,216	$4,970	$4,799	$3,420
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.91%	0.93%	0.90%	0.89%	0.92%	0.95%
Ratio of net investment income to average net assets ^ (3)	2.89%	2.41%	1.70%	1.76%	2.25%	2.71%
Portfolio turnover rate #	39.32%	22.50%	38.98%	11.13%	13.69%	18.37%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.22	$9.51	$10.34	$10.35	$10.18	$9.86

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.12	$0.22	$0.17	$0.17	$0.22	$0.25
Net realized and unrealized gain (loss) on investments (2)	0.07	(0.29)	(0.83)	(0.01)	0.17	0.32
Total from investment operations	$0.19	$(0.07)	$(0.66)	$0.16	$0.39	$0.57

Dividends from net investment income	$(0.12)	$(0.22)	$(0.17)	$(0.17)	$(0.22)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$9.29	$9.22	$9.51	$10.34	$10.35	$10.18

Total Return (excludes any applicable sales charge)#	2.14%	(0.76%)	(6.46%)	1.57%	3.89%	5.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$54,961	$54,906	$65,357	$79,710	$72,738	$60,520
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.14%	1.17%	1.14%	1.13%	1.15%	1.17%
Ratio of net investment income to average net assets ^ (3)	2.71%	2.33%	1.68%	1.65%	2.15%	2.54%
Portfolio turnover rate #	15.60%	16.20%	26.78%	12.00%	10.52%	19.78%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.22	$9.51	$10.34	$10.35	$10.18	$9.86

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.13	$0.24	$0.19	$0.20	$0.25	$0.28
Net realized and unrealized gain (loss) on investments (2)	0.07	(0.29)	(0.83)	(0.01)	0.17	0.32
Total from investment operations	$0.20	$(0.05)	$(0.64)	$0.19	$0.42	$0.60

Dividends from net investment income	$(0.13)	$(0.24)	$(0.19)	$(0.20)	$(0.25)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$9.29	$9.22	$9.51	$10.34	$10.35	$10.18

Total Return (excludes any applicable sales charge)#	2.27%	(0.51%)	(6.21%)	1.82%	4.15%	6.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$10,578	$11,607	$15,776	$18,055	$13,456	$9,305
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.89%	0.92%	0.89%	0.88%	0.90%	0.92%
Ratio of net investment income to average net assets ^ (3)	2.96%	2.58%	1.93%	1.90%	2.40%	2.80%
Portfolio turnover rate #	15.60%	16.20%	26.78%	12.00%	10.52%	19.78%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.11	$9.51	$10.36	$10.39	$10.31	$10.07

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.12	$0.19	$0.16	$0.19	$0.23	$0.27
Net realized and unrealized gain (loss) on investments (2)	0.10	(0.40)	(0.85)	(0.03)	0.08	0.24
Total from investment operations	$0.22	$(0.21)	$(0.69)	$0.16	$0.31	$0.51

Dividends from net investment income	$(0.12)	$(0.19)	$(0.16)	$(0.19)	$(0.23)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$9.21	$9.11	$9.51	$10.36	$10.39	$10.31

Total Return (excludes any applicable sales charge)#	2.42%	(2.18%)	(6.70%)	1.57%	3.06%	5.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$20,636	$22,552	$27,459	$30,747	$28,719	$22,508
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.28%	1.28%	1.23%	1.24%	1.26%	1.32%
Ratio of net investment income to average net assets ^ (3)	2.59%	2.08%	1.63%	1.85%	2.25%	2.63%
Portfolio turnover rate #	25.24%	12.19%	22.82%	22.02%	21.95%	23.16%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/24+	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.11	$9.51	$10.36	$10.39	$10.32	$10.07

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.13	$0.21	$0.19	$0.22	$0.26	$0.29
Net realized and unrealized gain (loss) on investments (2)	0.11	(0.40)	(0.85)	(0.03)	0.07	0.25
Total from investment operations	$0.24	$(0.19)	$(0.66)	$0.19	$0.33	$0.54

Dividends from net investment income	$(0.13)	$(0.21)	$(0.19)	$(0.22)	$(0.26)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$9.22	$9.11	$9.51	$10.36	$10.39	$10.32

Total Return (excludes any applicable sales charge)#	2.66%	(1.94%)	(6.46%)	1.83%	3.22%	5.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,474	$1,491	$1,631	$2,069	$2,150	$2,132
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.03%	1.03%	0.98%	0.99%	1.01%	1.09%
Ratio of net investment income to average net assets ^ (3)	2.84%	2.33%	1.88%	2.10%	2.50%	2.88%
Portfolio turnover rate #	25.24%	12.19%	22.82%	22.02%	21.95%	23.16%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/31/23	1/31/24	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$999.90	$4.93	0.98%
Actual - Class I	$1,000.00	$999.91	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$999.95	$4.93	0.98%
Actual - Class I	$1,000.00	$999.96	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$999.90	$4.93	0.98%
Actual - Class I	$1,000.00	$999.92	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$999.93	$4.93	0.98%
Actual - Class I	$1,000.00	$999.95	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$999.95	$4.93	0.98%
Actual - Class I	$1,000.00	$999.96	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$999.90	$4.93	0.98%
Actual - Class I	$1,000.00	$999.91	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 184 days in the one-half year period, and divided by 366 days in the fiscal year (to reflect the one-half year period).

LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Viking Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources. The Viking Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Viking Fund Management Inc. (“Viking”), as the administrator of the LRMP.

Viking manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis.

At a meeting held on April 28, 2023, Viking provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Viking concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Viking to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors’ interest in the Funds. During the review period, the Funds’ portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Viking indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(s). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT(s) and N-CSR(s) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT(s) and N-CSR(s) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

At a meeting held on November 3, 2023, the Board of Trustees (the “Board” or the “Trustees”) of Viking Mutual Funds (the “Trust”), including a majority of the trustees who are neither a party to the advisory agreement nor “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”). The Board considered information received and discussions held at the November 3, 2023 Board meeting and, with respect to the Independent Trustees, discussions held at the October 16, 2023 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested and reviewed information, provided by the Adviser, that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory Agreement for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided by the Adviser to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the Fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In evaluating the Adviser’s services and fees, among other information, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser, and the advisory fees and other Fund expenses compared to advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, the Funds’ past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also received and considered information regarding distribution and marketing efforts on behalf of the Funds over a five -year period, as well as information regarding the Adviser and its affiliates commitment to the growth of the Funds. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, the skills and capabilities of the personnel of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 12 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to the long-term focus on managing investment companies and have the potential to enhance the Funds’ future performance. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. The Board considered the total return history and category rankings of each Fund, according to Morningstar data, as well as additional information and commentary of the Adviser regarding the differences in the investment profile of the Funds versus the applicable index and peer group. The Board determined that the performance of each Fund was satisfactory and that each Fund has sought to meet its investment objective(s) pursuant to its principal investment strategies. The Board considered information provided by the Adviser regarding certain limitations of the peer group categories, noting that certain Fund’s average maturity range falls between two Morningstar categories. With respect to index performance comparisons, the Board recognized that the index of each Fund is a general municipal index. In this regard, the Board made the following observations:

As of July 31, 2023, the Morningstar risk rating for Class A shares of: (1) Kansas Municipal Fund was above average for the 3-, and 5-year periods, and average for the 10-year period; (2) Nebraska Municipal Fund was above average for the 3-, 5- and 10-year periods; (3) Oklahoma Municipal Fund was high for the 3-, 5- and 10-year periods; (4) Maine Municipal Fund was average for the 3-, 5- and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was above average for the 3-, 5- and 10-year periods; and (6) Viking Tax-Free Fund for Montana was above average for the 3-year period and average for the 5- and 10-year periods.

As of July 31, 2023, the Morningstar return rating for Class A shares of: (1) Kansas Municipal Fund was below average for the 3-, and 5-year periods, and average for the 10-year period; (2) Nebraska Municipal Fund was low for the 3-year period, below average for the 5-year period, and average for the 10-year period; (3) Oklahoma Municipal Fund was low for the 3-year period and below average for the 5- and 10-year periods; (4) Maine Municipal Fund was rated as low for the 3-, 5- and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was low for the 3-, 5- and 10-year periods; and (6) Viking Tax-Free Fund for Montana was low for the 3- year period and below average for the 5- and 10-year periods.

As of July 31, 2023, the Fund performance for Class A shares of: (1) Kansas Municipal Fund was below its index for the 1-, 3-, 5- and 10-year periods, and was below the category median for the 1-, 3-, 5- and 10-year periods; (2) Nebraska Municipal Fund was below its index and category median for the 1-, 3-, 5- and 10-year periods; (3) Oklahoma Municipal Fund was below its index and category median for the 1-, 3-, 5- and 10-year periods; (4) Maine Municipal Fund was below its index and category median for the 1-, 3-, 5 and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was below its index and category median for the 1-, 3-, 5 and 10-year periods; and (6) Viking Tax-Free Fund for Montana was below its index and category median for the 1-, 3-, 5- and 10-year periods.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates of their relationship to the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2022 and the six months ended June 30, 2023. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreement was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Adviser would benefit from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of the Fund had not reached an asset level at which the Adviser would benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board determined that the advisory fees are structured appropriately based on the size of the Funds.

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A shares of each Fund to other funds with a similar investment strategy and within fund complexes of similar size, as determined by the Adviser, reflected that the net operating expense of 0.98% for Class A shares of each Fund is comparable to, although generally higher than, that of other similar funds. The Board considered information provided by the Adviser regarding the limitations of certain peer group comparisons.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. The Board considered that the Adviser does not benefit from soft dollar arrangements with respect to securities trading in the Funds in light of the types of securities traded for the Funds. The Board considered the foregoing in reaching its conclusion that the advisory fees are reasonable.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable considering the nature, extent and quality of services provided by the Adviser.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Dividend Summit Fund

Integrity Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 4, 2024

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

April 4, 2024